Segment Disclosure - Net Sales and Long-lived Assets by Geographic Region (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales	€ 6,287,375	€ 5,856,277	€ 5,245,326
Long-lived assets	1,620,678	1,447,523	1,217,840
Japan [Member]
Segment Reporting Information [Line Items]
Net sales	668,381	477,110	201,664
Long-lived assets	3,209	3,695	3,340
Korea [Member]
Segment Reporting Information [Line Items]
Net sales	1,971,650	1,624,059	1,286,509
Long-lived assets	11,626	16,684	16,155
Singapore [Member]
Segment Reporting Information [Line Items]
Net sales	121,390	132,593	139,313
Long-lived assets	422	879	1,109
Taiwan [Member]
Segment Reporting Information [Line Items]
Net sales	1,551,512	1,124,883	2,221,426
Long-lived assets	60,029	60,241	48,427
Rest of Asia [Member]
Segment Reporting Information [Line Items]
Net sales	543,976	405,576	478,234
Long-lived assets	3,485	3,807	3,742
Netherlands [Member]
Segment Reporting Information [Line Items]
Net sales	3,521	1,334	11,525
Long-lived assets	1,229,800	1,124,632	969,192
Rest of Europe [Member]
Segment Reporting Information [Line Items]
Net sales	211,038	196,332	187,030
Long-lived assets	1,313	1,322	2,600
United States [Member]
Segment Reporting Information [Line Items]
Net sales	1,215,907	1,894,390	719,625
Long-lived assets	€ 310,794	€ 236,263	€ 173,275